RELATED PARTY BALANCES	6 Months Ended
Mar. 31, 2026
RELATED PARTY BALANCES

17. RELATED PARTY BALANCES

Apart from those discussed elsewhere in these condensed consolidated financial statements, the following are significant related party balances:

		As of
		March 31, 2026 (Unaudited)	September 30, 2025
		USD’000	USD’000
Weilai Zhang (the CEO’s farther)	Fund transfer in to support daily operation	347	100
Lei Deng (legal representative of one of the subsidiaries)	Fund transfer in to support daily operation	3	1
Baiya International Group Inc (major shareholder of the Company also controls this Company)	Fund transfer in to support daily operation	830	290
Total		1,180	391

The amounts due to related parties arise primarily from transactions in the ordinary course of the Company’s business. Such balances are non-interest-bearing and are payable on demand.